Income taxes - Narrative (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Abstract]
Income tax benefit / (expense)	SFr (11.8)	SFr 10.0	SFr (36.3)	SFr 2.9
Effective tax rate	27.70%	149.30%	22.90%	(6.50%)